ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR	12 Months Ended
Dec. 31, 2019
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR
ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR

NOTE 23 – ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR

During 2019, TORM sold eight vessels, of which seven were delivered to the new owners during 2019, and one vessel was delivered in Q1 2020 (presented as “assets held for sale” as of 31 December 2019). The sales resulted in a profit from sale of vessels of USD 1.2m and impairment losses on tangible assets of USD 6.0m. During 2019, TORM sold eight vessels that were leased back to TORM and which have not been derecognized and where the proceeds provided of USD 157.8m have been presented as financial liabilities.

During 2018, TORM sold four vessels, of which three were delivered to the new owners during 2018, and one vessel was delivered in Q1 2019 (presented as “assets held for sale” as of 31 December 2018). The sales resulted in a profit from sale of vessels of USD 0.8m and an impairment loss on tangible assets of USD 3.2m.

During 2017, TORM sold eight vessels, of which four were delivered to the new owners during 2017, one vessel was in Q1 2018 (presented as “assets held for sale” as of 31 December 2017), and the remaining three vessels were sold and leased back to TORM. The sales resulted in a profit from sale of vessels of USD 2.8m and a total impairment loss on sold or held-for-sale vessels of USD 3.6m.